UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

AMG FUNDS III

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300,

Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300,

Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2017 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2017

		Principal Amount†	Value
Asset-Backed Securities—4.7%
FAN Engine Securitization, Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/43 (a)[2]		$11,956,139	$11,818,644
John Deere Owner Trust 2015,
Series 2015-A, Class A3, 1.320%, 06/17/19		9,041,550	9,039,200
Series 2015-A, Class A4, 1.650%, 12/15/21		3,980,000	3,984,271
Rise, Ltd., Series 2014-1, Class A, 4.750%, 02/15/39[2,3]		16,771,903	16,646,114
Shenton Aircraft Investment I, Ltd., Series 2015-1A, Class A, 4.750%, 10/15/42 (a)		43,015,399	43,818,002
Trinity Rail Leasing, L.P.,
Series 2009-1A, Class A, 6.657%, 11/16/39 (a)		3,587,536	3,686,861
Series 2012-1A, Class A1, 2.266%, 01/15/43 (a)		1,952,327	1,878,828
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 07/15/41 (a)		4,107,931	4,135,639
Total Asset-Backed Securities (cost $93,983,977)			95,007,559
Corporate Bonds and Notes—68.9%
Financials—26.1%
Ally Financial, Inc.,
4.125%, 02/13/22		7,915,000	7,915,000
8.000%, 11/01/31		1,267,000	1,504,563
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)		6,169,945	6,763,488
American International Group, Inc., 4.875%, 06/01/22		560,000	606,149
Bank of America Corp.,
6.110%, 01/29/37		38,050,000	44,452,559
EMTN, 4.625%, 09/14/18	EUR	1,750,000	1,987,821
MTN, 4.250%, 10/22/26		2,610,000	2,650,249
MTN, Series C, 6.050%, 06/01/34		22,100,000	25,418,823
Camden Property Trust, 5.700%, 05/15/17		5,205,000	5,229,261
Citigroup, Inc.,
5.130%, 11/12/19	NZD	5,835,000	4,252,940
6.250%, 06/29/17	NZD	37,108,000	26,192,026
Cooperatieve Centrale Raiffeisen-Boerenleenbank,
1.700%, 03/19/18		2,000,000	2,002,422
3.875%, 02/08/22		9,090,000	9,568,870
3.950%, 11/09/22		2,190,000	2,247,446
Duke Realty, L.P., 6.500%, 01/15/18		4,660,000	4,830,286
Equifax, Inc., 7.000%, 07/01/37		4,421,000	5,565,557
First Industrial, L.P., 5.950%, 05/15/17		15,000,000	15,073,605
General Electric Capital Corp., GMTN, 4.250%, 01/17/18	NZD	5,010,000	3,553,446
The Goldman Sachs Group, Inc.,
6.750%, 10/01/37		14,590,000	18,003,155
MPLE, 3.375%, 02/01/18	CAD	1,700,000	1,300,302
Highwoods Realty, L.P., 7.500%, 04/15/18		2,405,000	2,539,755

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials—26.1% (continued)
ICICI Bank, Ltd., 6.375%, 04/30/22 (a)[3]		$900,000	$900,000
Jefferies Group LLC, 5.125%, 01/20/23		8,800,000	9,456,471
JPMorgan Chase & Co.,
4.125%, 12/15/26		14,350,000	14,621,287
4.250%, 11/02/18[4]	NZD	7,360,000	5,234,932
EMTN, 0.817%, 05/30/17[3]	GBP	1,500,000	1,878,384
Lloyds Banking Group PLC,
4.500%, 11/04/24		18,500,000	18,984,700
4.582%, 12/10/25		20,972,000	21,300,694
Marsh & McLennan Cos., Inc., 5.875%, 08/01/33		8,295,000	10,034,345
MBIA Insurance Corp., 12.283%, 01/15/33 (01/17/17) (a)[1]		525,000	246,750
Morgan Stanley,
3.950%, 04/23/27		17,265,000	17,099,066
GMTN, 4.350%, 09/08/26		5,000,000	5,121,375
GMTN, 8.000%, 05/09/17	AUD	8,100,000	6,220,644
MTN, 4.100%, 05/22/23		12,910,000	13,333,332
MTN, 6.250%, 08/09/26		11,000,000	13,087,261
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		13,925,000	17,037,697
National City Bank of Indiana, 4.250%, 07/01/18		6,310,000	6,491,122
National City Corp., 6.875%, 05/15/19		1,905,000	2,092,220
National Life Insurance Co., 10.500%, 09/15/39 (a)[2]		5,000,000	7,646,770
Navient Corp., 5.500%, 01/25/23		18,070,000	17,256,850
Old Republic International Corp.,
3.750%, 03/15/18[5]		15,095,000	20,085,784
4.875%, 10/01/24		4,915,000	5,222,089
The Penn Mutual Life Insurance Co., 7.625%, 06/15/40 (a)		8,885,000	11,583,668
Quicken Loans, Inc., 5.750%, 05/01/25 (a)		3,895,000	3,826,838
Realty Income Corp., 5.750%, 01/15/21		2,125,000	2,339,298
Royal Bank of Scotland Group PLC, 6.125%, 12/15/22		4,650,000	4,923,992
Santander Issuances SAU, 5.179%, 11/19/25		27,800,000	28,844,363
Societe Generale, S.A.,
4.750%, 11/24/25 (a)		11,000,000	11,067,155
5.200%, 04/15/21 (a)		7,000,000	7,627,277
Springleaf Finance Corp.,
5.250%, 12/15/19		12,890,000	13,002,788
8.250%, 10/01/23		10,865,000	11,448,994

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials—26.1% (continued)
Weyerhaeuser Co.,
6.875%, 12/15/33		$12,890,000	$15,709,314
7.375%, 10/01/19		3,915,000	4,388,343
7.375%, 03/15/32		1,930,000	2,537,803
Total Financials			522,309,329
Industrials—39.3%
Alcatel-Lucent USA, Inc., 6.500%, 01/15/28		305,000	333,213
America Movil SAB de CV, 6.450%, 12/05/22[4]	MXN	169,300,000	8,427,812
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 07/15/25		1,981,499	2,045,105
American Airlines 2016-1 Class B Pass Through Trust, Series B, 5.250%, 01/15/24		22,846,065	23,588,562
American Airlines 2016-2 Class B Pass Through Trust, 4.375%, 06/15/24 (a)		25,000,000	25,062,500
American Airlines 2017-1B Class B Pass Through Trust, Series B, 4.950%, 02/15/25		4,055,000	4,151,306
APL, Ltd., 8.000%, 01/15/24[2]		250,000	182,813
ArcelorMittal,
7.500%, 03/01/41 (b)[4]		11,065,000	12,383,948
7.750%, 10/15/39 (b)		6,604,000	7,495,540
AT&T, Inc.,
3.400%, 05/15/25		13,530,000	13,068,979
3.950%, 01/15/25		4,345,000	4,381,654
4.125%, 02/17/26		35,605,000	36,106,995
CenturyLink, Inc.,
Series P, 7.600%, 09/15/39		9,335,000	8,252,700
Series S, 6.450%, 06/15/21		5,900,000	6,268,101
Chesapeake Energy Corp.,
2.500%, 05/15/37[5]		21,000	20,685
6.625%, 08/15/20[4]		55,000	54,931
6.875%, 11/15/20		85,000	84,788
Choice Hotels International, Inc., 5.700%, 08/28/20		11,900,000	12,896,625
Continental Airlines, Inc.,
1999-1 Class B Pass Through Trust, Series 991B, 6.795%, 08/02/18		1,088	1,121
2000-1 Class A-1 Pass Through Trust, Series 00A1, 8.048%, 11/01/20		43,934	48,107
2007-1 Class A Pass Through Trust, Series 071A, 5.983%, 04/19/22		13,681,930	15,050,123
2007-1 Class B Pass Through Trust, Series 071B, 6.903%, 04/19/22		2,761,861	2,882,692
Continental Resources, Inc.,
3.800%, 06/01/24		2,025,000	1,883,250
4.500%, 04/15/23		385,000	374,651
Corning, Inc.,
6.850%, 03/01/29[4]		9,142,000	11,108,837
7.250%, 08/15/36		1,185,000	1,428,829
Cox Communications, Inc., 4.800%, 02/01/35 (a)		3,369,000	3,172,156

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials—39.3% (continued)
Cummins, Inc., 5.650%, 03/01/98	$6,460,000	$6,851,986
Darden Restaurants, Inc., 6.000%, 08/15/35	2,635,000	2,872,883
Delta Air Lines, Inc., 2007-1 Class B Pass Through Trust, Series 071B, 8.021%, 08/10/22	6,195,813	7,094,206
Devon Energy Corp., 3.250%, 05/15/22	5,256,000	5,206,772
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
6.020%, 06/15/26 (a)	3,270,000	3,564,892
8.100%, 07/15/36 (a)	5,470,000	6,869,527
8.350%, 07/15/46 (a)	2,990,000	3,861,573
Dillard’s, Inc., 7.000%, 12/01/28	225,000	257,011
Embarq Corp., 7.995%, 06/01/36	5,830,000	5,800,850
Embraer Netherlands Finance BV, 5.400%, 02/01/27	2,325,000	2,398,191
Enbridge Energy Partners L.P., 7.375%, 10/15/45	4,595,000	5,603,515
EnLink Midstream Partners L.P., 4.150%, 06/01/25	6,145,000	6,071,070
Enterprise Products Operating LLC,
3.900%, 02/15/24	6,400,000	6,550,272
4.050%, 02/15/22	2,219,000	2,333,802
EQT Corp., 6.500%, 04/01/18	35,420,000	36,969,696
ERAC USA Finance LLC,
6.375%, 10/15/17 (a)	4,910,000	5,026,367
6.700%, 06/01/34 (a)	1,250,000	1,517,121
7.000%, 10/15/37 (a)	19,033,000	24,055,637
Foot Locker, Inc., 8.500%, 01/15/22	570,000	669,066
Ford Motor Co., 6.375%, 02/01/29	1,990,000	2,277,850
Ford Motor Credit Co. LLC, GMTN, 4.389%, 01/08/26	68,075,000	69,529,014
General Motors Co., 5.200%, 04/01/45	2,760,000	2,705,388
General Motors Financial Co., Inc., 5.250%, 03/01/26	9,680,000	10,400,298
Georgia-Pacific LLC, 5.400%, 11/01/20 (a)	5,175,000	5,686,233
HCA, Inc.,
4.500%, 02/15/27	3,040,000	3,040,000
7.500%, 11/06/33	75,000	82,031
Hewlett Packard Enterprise Co., 6.350%, 10/15/45 (b)	2,243,000	2,309,745
Intel Corp., 3.250%, 08/01/39[5]	8,288,000	14,478,100
INVISTA Finance LLC, 4.250%, 10/15/19 (a)	14,000,000	14,385,000
Kinder Morgan Energy Partners, L.P.,
3.500%, 09/01/23	6,685,000	6,579,477
4.150%, 03/01/22	5,620,000	5,812,210
4.150%, 02/01/24	14,000,000	14,183,806
5.300%, 09/15/20	1,415,000	1,530,218
5.800%, 03/01/21	4,320,000	4,746,034

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials—39.3% (continued)
KLA-Tencor Corp., 5.650%, 11/01/34		$4,590,000	$4,907,821
Macy’s Retail Holdings, Inc., 4.500%, 12/15/34		170,000	147,782
Marks & Spencer PLC, 7.125%, 12/01/37 (a)l		4,725,000	5,410,054
Masco Corp.,
6.500%, 08/15/32		955,000	1,127,103
7.125%, 03/15/20		2,775,000	3,126,148
7.750%, 08/01/29		1,070,000	1,375,758
Methanex Corp., 5.250%, 03/01/22		350,000	366,695
Missouri Pacific Railroad Co., 5.000%, 01/01/45[2]		825,000	767,224
New Albertsons, Inc.,
7.450%, 08/01/29		3,195,000	3,027,263
7.750%, 06/15/26		915,000	894,413
MTN, Series C, 6.625%, 06/01/28		1,015,000	908,425
Newell Brands, Inc., 4.000%, 12/01/24		3,085,000	3,186,136
Noble Energy, Inc., 3.900%, 11/15/24[4]		3,670,000	3,719,919
ONEOK Partners, L.P.,
4.900%, 03/15/25		28,736,000	30,418,493
6.200%, 09/15/43		245,000	274,308
Owens Corning, 7.000%, 12/01/36		4,685,000	5,730,570
Panhandle Eastern Pipe Line Co., L.P.,
6.200%, 11/01/17		5,520,000	5,650,184
7.000%, 06/15/18		26,505,000	27,834,623
Petrobras Global Finance BV, 5.625%, 05/20/43		580,000	478,616
Plains All American Pipeline, L.P. / PAA Finance Corp, 6.500%, 05/01/18[4]		8,975,000	9,393,450
Portugal Telecom International Finance, B.V., EMTN, 4.500%, 06/16/25[11]	EUR	500,000	170,666
The Priceline Group, Inc., 0.900%, 09/15/21[4,5]		11,970,000	13,458,769
PulteGroup, Inc.,
6.000%, 02/15/35		8,860,000	8,682,800
6.375%, 05/15/33		5,135,000	5,263,375
Qwest Capital Funding, Inc.,
6.500%, 11/15/18		620,000	654,100
6.875%, 07/15/28		1,190,000	1,129,012
7.625%, 08/03/21		2,135,000	2,201,719
Qwest Corp.,
6.875%, 09/15/33		6,161,000	6,134,877
7.250%, 09/15/25		1,185,000	1,295,223
7.250%, 10/15/35		2,165,000	2,148,037
Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23		700,000	718,284
Reliance Holding USA, Inc., 5.400%, 02/14/22 (a)		3,250,000	3,546,364

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 39.3% (continued)
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)		$2,420,000	$2,833,844
Sealed Air Corp., 5.500%, 09/15/25 (a)		1,580,000	1,674,800
Telecom Italia Capital, S.A.,
6.000%, 09/30/34		5,965,000	5,890,438
6.375%, 11/15/33		4,865,000	4,916,666
Telefonica Emisiones SAU, 4.570%, 04/27/23		900,000	959,527
Telekom Malaysia Bhd, 7.875%, 08/01/25 (a)		250,000	318,064
Texas Eastern Transmission, L.P., 6.000%, 09/15/17 (a)		3,000,000	3,054,678
Time Warner Cable LLC, 5.500%, 09/01/41		805,000	825,565
The Toro Co., 6.625%, 05/01/37[2]		6,810,000	7,594,042
Transcontinental Gas Pipe Line Co. LLC, 7.850%, 02/01/26		15,140,000	19,440,411
Transocean, Inc., 7.375%, 04/15/18[4]		500,000	516,250
UAL 2007-1 Pass Through Trust, Series 071A, 6.636%, 07/02/22		10,052,601	10,869,375
United Airlines 2014-1 Class A Pass Through Trust, Series A, 4.000%, 04/11/26		8,456,585	8,763,136
United States Steel Corp., 6.650%, 06/01/37		3,595,000	3,181,575
US Airways 2011-1 Class A Pass Through Trust, Series A, 7.125%, 10/22/23		2,674,803	3,089,397
Vale Overseas, Ltd., 6.875%, 11/21/36		3,665,000	3,940,242
Verizon Communications, Inc.,
3.500%, 11/01/24		27,900,000	27,665,528
4.862%, 08/21/46		25,890,000	24,890,620
Viacom, Inc., 4.850%, 12/15/34		1,725,000	1,668,870
Virgin Australia 2013-1A Trust, 5.000%, 10/23/23 (a)		947,060	984,942
Western Digital Corp., 7.375%, 04/01/23 (a)		5,845,000	6,407,581
WestRock MWV LLC, 7.550%, 03/01/47[2]		970,000	1,205,287
Total Industrials			786,914,913
Utilities - 3.5%
Abu Dhabi National Energy Co. PJSC, 7.250%, 08/01/18 (a)		21,130,000	22,543,808
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/39 (a)		3,285,000	4,718,081
Bruce Mansfield Unit 1 2007 Pass Through Trust, 6.850%, 06/01/34[2]		7,509,632	2,496,953
DCP Midstream Operating L.P., 6.450%, 11/03/36 (a)		870,000	922,200
EDP Finance, B.V., 4.900%, 10/01/19 (a)		600,000	630,000
Empresa Nacional de Electricidad S.A., 7.875%, 02/01/27		2,900,000	3,554,275
Enel Finance International N.V.,
5.125%, 10/07/19 (a)		3,700,000	3,945,669
6.000%, 10/07/39 (a)		18,382,000	20,950,370
EMTN, 5.750%, 09/14/40	GBP	210,000	350,154
Mackinaw Power LLC, 6.296%, 10/31/23 (a)[2]		4,007,100	4,230,897
Nisource Finance Corp., 6.125%, 03/01/22		2,020,000	2,313,740

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Utilities—3.5% (continued)
Tenaga Nasional Bhd, 7.500%, 11/01/25 (a)		$2,000,000	$2,555,009
Total Utilities			69,211,156
Total Corporate Bonds and Notes (cost $1,269,882,893)			1,378,435,398
Foreign Government Obligations—7.8%
Brazilian Government International Bonds,
8.500%, 01/05/24	BRL	6,650,000	2,017,984
10.250%, 01/10/28	BRL	5,750,000	1,864,259
Canadian Government Notes,
0.250%, 05/01/17	CAD	14,775,000	11,108,054
0.750%, 09/01/20	CAD	15,225,000	11,372,641
European Investment Bank Bonds, 0.000%, 03/10/21[6]	AUD	5,000,000	3,377,221
Iceland Government International Notes, 5.875%, 05/11/22 (a)		5,800,000	6,550,978
Inter-American Development Bank Bonds, EMTN, 6.000%, 12/15/17	NZD	4,215,000	3,029,276
Mexican Bonos Bonds,
Series M, 7.750%, 05/29/31	MXN	49,000,000	2,720,063
Series M, 8.000%, 12/07/23	MXN	122,500,000	6,896,732
Series M 20, 7.500%, 06/03/27	MXN	111,000,000	6,094,128
Series M 20, 8.500%, 05/31/29	MXN	36,000,000	2,123,995
Series M 20, 10.000%, 12/05/24	MXN	761,500,000	47,846,714
New South Wales Treasury Corp. Notes, Series 18, 6.000%, 02/01/18	AUD	19,850,000	15,696,180
New Zealand Government Notes, Series 319, 5.000%, 03/15/19	NZD	14,845,000	10,968,138
Norway Government Bonds,
Series 472, 4.250%, 05/19/17 (a)	NOK	13,230,000	1,547,590
Series 473, 4.500%, 05/22/19 (a)	NOK	18,955,000	2,388,714
Series 474, 3.750%, 05/25/21 (a)	NOK	13,210,000	1,713,809
Queensland Treasury Corp. Notes, 7.125%, 09/18/17 (a)	NZD	7,500,000	5,370,560
Saudi Government International Bond,
2.375%, 10/26/21 (a)		4,045,000	3,974,212
3.250%, 10/26/26 (a)		8,995,000	8,743,140
Total Foreign Government Obligations (cost $197,277,445)			155,404,388
Mortgage-Backed Securities—0.5%
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class C, 3.412%, 12/15/27 (01/15/17) (a)[1]		8,000,000	8,033,705
COMM Mortgage Trust, Series 2014-FL4, Class AR1, 2.591%, 05/13/31 (01/13/17) (a)[1,2]		661,531	659,883
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A4, 5.695%, 09/15/40[3]		1,005,276	1,009,667
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.841%, 06/15/49[3]		37,857	37,870
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.641%, 03/15/44 (a)[3]		435,000	445,301
Total Mortgage-Backed Securities (cost $9,699,449)			10,186,426
Municipal Bonds—0.9%
Illinois State General Obligation, Series 2003, 5.100%, 06/01/33		1,070,000	976,289

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Municipal Bonds—0.9% (continued)
Michigan Tobacco Settlement Finance Authority, Series 2006-A, Class A, 7.309%, 06/01/34	$2,775,000	$2,716,059
Virginia Tobacco Settlement Financing Corp., Series 2007 A-1, 6.706%, 06/01/46	16,290,000	13,651,346
Total Municipal Bonds (cost $19,495,817)		17,343,694
U.S. Government and Agency Obligations—11.4%
Federal Home Loan Mortgage Corporation—0.0%#
FHLMC Gold, 5.000%, 12/01/31	$17,998	$19,630
Federal National Mortgage Association—0.1%
FNMA,
3.000%, 07/01/27	2,116,846	2,178,148
6.000%, 07/01/29	1,523	1,732
Total Federal National Mortgage Association		2,179,880
U.S. Treasury Obligations—11.3%
U.S. Treasury Notes,
0.625%, 09/30/17	150,000,000	149,789,100
0.750%, 09/30/18	46,000,000	45,707,118
0.875%, 05/31/18	30,000,000	29,912,100
Total U.S. Treasury Obligations		225,408,318
Total U.S. Government and Agency Obligations (cost $228,154,617)		227,607,828

	Shares
Preferred Stocks—0.7%
Financials—0.7%
Arconic, Inc., 5.375% 10/01/17[5]	98,605	4,047,735
Bank of America Corp., Series 3, 6.375%[4]	20,000	516,400
Bank of America Corp., Series L, 7.250%[5]	7,808	9,331,028
Navient Corp., 6.000% 12/15/43[4]	41,250	935,550
Total Financials		14,830,713
Utilities—0.0%#
Entergy New Orleans, Inc., 4.750%	482	48,321
Entergy New Orleans, Inc., 5.560%	100	10,010
Wisconsin Electric Power Co., 3.600%	3,946	343,341
Total Utilities		401,672
Total Preferred Stocks (cost $13,331,765)		15,232,385

	Principal Amount†
Short-Term Investments—4.7%
Repurchase Agreements—0.6%[7]
Cantor Fitzgerald Securities, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $3,057,481 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/01/17 - 02/20/67, totaling $3,118,421)	$3,057,275	3,057,275

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Repurchase Agreements—0.6%[7] (continued)
Daiwa Capital Markets America, dated 03/31/17, due 04/03/17, 0.820% total to be received $3,057,484 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 05/11/17 - 12/01/51, totaling $3,118,420)	$3,057,275	3,057,275
Jefferies LLC, dated 03/31/17, due 04/03/17, 0.980% total to be received $643,071 (collateralized by various U.S. Government Agency Obligations, 3.500%, 03/01/37 - 02/01/47, totaling $655,878)	643,018	643,018
Nomura Securities International, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $3,057,481 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 04/19/17 - 02/20/67, totaling $3,118,420)	3,057,275	3,057,275
State of Wisconsin Investment Board, dated 03/31/17, due 04/03/17, 0.900% total to be received $3,057,529 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $3,118,449)	3,057,300	3,057,300
Total Repurchase Agreements		12,872,143
U.S. Treasury Bills—2.5%
U.S. Treasury Bills, 3.401%, 06/22/17[6]	50,000,000	49,916,400

	Shares
Other Investment Companies—1.6%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.65%[8]	31,450,411	31,450,411
Total Short-Term Investments (cost $94,249,494)		94,238,954
Total Investments—99.6% (cost $1,926,075,457)		1,993,456,632
Other Assets, less Liabilities—0.4%		7,821,241
Net Assets—100.0%		$2,001,277,873

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2017

		Principal Amount†	Value
Asset-Backed Securities—0.6%
Trinity Rail Leasing, LLC, Series 2010-1A, Class A, 5.194%, 10/16/40 (a) (cost $75,044)		$75,044	$76,981
Corporate Bonds and Notes—54.9%
Financials—16.6%
Banco Latinoamericano de Comercio Exterior, S.A., 3.250%, 05/07/20 (a)		150,000	151,275
Bank of America Corp., MTN, 4.200%, 08/26/24		130,000	132,381
Barclays PLC, 3.650%, 03/16/25		200,000	194,718
Braskem Finance, Ltd., 5.750%, 04/15/21 (a)		200,000	211,260
Citigroup, Inc., 4.400%, 06/10/25		75,000	76,419
Commerzbank AG, Series EMTN, 4.000%, 03/23/26	EUR	40,000	45,128
Credit Agricole, S.A., 7.500%, 06/23/61[3,9]	GBP	100,000	127,463
General Motors Financial Co., Inc., 4.000%, 01/15/25		120,000	120,602
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd., 3.400%, 09/30/26 (a)		60,000	58,168
HSBC Holdings PLC, EMTN, 5.750%, 12/20/27	GBP	55,000	82,511
International Bank for Reconstruction & Development, MTN, 2.500%, 03/12/20	AUD	160,000	122,927
JPMorgan Chase & Co.,
3.875%, 02/01/24		75,000	77,960
Series X, 6.100%, 04/01/66[3,9]		65,000	68,689
The Korea Development Bank, Series MTN, 4.500%, 11/22/19	AUD	60,000	47,604
Lloyds Banking Group PLC,
4.500%, 11/04/24		200,000	205,240
7.500%, 06/27/64[3,4,9]		70,000	74,032
Old Republic International Corp., 4.875%, 10/01/24		100,000	106,248
Royal Bank of Scotland Group PLC, 7.500%, 08/10/65[3,4,9]		200,000	197,250
Santander Holdings USA, Inc., 2.650%, 04/17/20		110,000	109,488
Societe Generale, S.A., 6.750%, 04/07/61[3,9]	EUR	105,000	116,635
Ventas Realty L.P., 3.100%, 01/15/23		70,000	69,481
Total Financials			2,395,479
Industrials—33.2%
Alfa, SAB de CV, 5.250%, 03/25/24 (a)[4]		200,000	210,000
America Movil SAB de CV, 6.450%, 12/05/22	MXN	4,000,000	199,121
AT&T, Inc., 4.750%, 05/15/46		113,000	105,439
BRF, S.A., 7.750%, 05/22/18 (a)	BRL	300,000	91,276
Cemex SAB de CV, 5.700%, 01/11/25 (a)		200,000	207,500
Colombia Telecomunicaciones, S.A. ESP, 5.375%, 09/27/22 (a)		200,000	201,250
Corp. Nacional del Cobre de Chile, 4.500%, 09/16/25 (a)		245,000	257,934
Covanta Holding Corp., 5.875%, 07/01/25[4]		30,000	30,056
Delta Air Lines 2015-1 Class B Pass Through Trust, Series 15-1, 4.250%, 07/30/23		63,095	64,672

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials—33.2% (continued)
Ecopetrol, S.A., 5.875%, 05/28/45		$135,000	$122,850
Embraer Netherlands Finance BV,
5.050%, 06/15/25		75,000	77,100
5.400%, 02/01/27		15,000	15,472
Energy Transfer Partners, L.P., 4.050%, 03/15/25		210,000	207,644
Freeport-McMoRan, Inc.,
4.550%, 11/14/24[4]		120,000	111,750
5.450%, 03/15/43		100,000	84,625
General Electric Co., Series D, 5.000%, 06/15/65[3,9]		246,000	259,530
Glencore Finance Canada, Ltd., 5.550%, 10/25/42 (a), (b)		115,000	119,820
Hyundai Capital America, 2.750%, 09/27/26 (a)		85,000	78,306
Intel Corp., 3.700%, 07/29/25		100,000	104,548
INVISTA Finance LLC, 4.250%, 10/15/19 (a)		130,000	133,575
Israel Chemicals, Ltd., 4.500%, 12/02/24 (a)		125,000	124,751
Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24		220,000	222,765
KT Corp., 2.500%, 07/18/26 (a)		200,000	187,830
Millicom International Cellular, S.A., 4.750%, 05/22/20 (a)		200,000	203,874
OCP, S.A., 4.500%, 10/22/25 (a)		215,000	211,829
Southern Copper Corp., 3.875%, 04/23/25		130,000	130,707
Southwestern Energy Co., 6.700%, 01/23/25 (b)[4]		15,000	14,775
Telecom Italia Capital, S.A., 7.200%, 07/18/36		45,000	47,711
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36		35,000	38,765
Union Andina de Cementos SAA, 5.875%, 10/30/21 (a)		250,000	260,000
Vale, S.A., 5.625%, 09/11/42		240,000	226,752
Verizon Communications, Inc., 5.050%, 03/15/34		150,000	152,534
YPF, S.A., 8.500%, 07/28/25 (a)		245,000	265,752
Total Industrials			4,770,513
Utilities—5.1%
EDP Finance BV, 4.125%, 01/15/20 (a)		200,000	205,400
Emgesa, S.A. ESP, 8.750%, 01/25/21 (a)	COP	320,000,000	113,554
Empresas Publicas de Medellin ESP, 8.375%, 02/01/21 (a)	COP	390,000,000	137,010
Gas Natural Fenosa Finance BV, 3.375%, 04/24/65[3,9]	EUR	100,000	103,907
Petroleos Mexicanos, Series 14-2, 7.470%, 11/12/26	MXN	3,800,000	176,288
Total Utilities			736,159
Total Corporate Bonds and Notes (cost $8,132,486)			7,902,151
Foreign Government Obligations—32.6%
Argentine Republic Government International Bond, 7.625%, 04/22/46 (a)[4]		150,000	152,625
Brazil Notas do Tesouro Nacional Serie F, Notes, 10.000%, 01/01/19	BRL	500,000	165,056
Corp. Andina de Fomento, Notes, 4.375%, 06/15/22		280,000	298,416

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Foreign Government Obligations—32.6% (continued)
Dominican Republic International, Bonds, 8.625%, 04/20/27 (a)		$100,000	$117,955
French Republic Government Bond OAT, 4.250%, 10/25/23	EUR	470,000	627,330
Hungary Government Bond, Series 22/B, 1.750%, 10/26/22	HUF	43,000,000	145,170
Hungary Government International, Notes, 5.375%, 03/25/24		140,000	155,811
Iceland Government International, Notes, 5.875%, 05/11/22 (a)		145,000	163,774
Indonesia Government International Bond, 4.750%, 01/08/26 (a)		200,000	212,969
Indonesia Treasury Bond, Series FR53, 8.250%, 07/15/21	IDR	5,697,000,000	448,838
Mexican Bonos,
Series M, 6.500%, 06/10/21	MXN	850,000	44,831
Series M 30, 10.000%, 11/20/36	MXN	8,655,400	584,280
Mexican Udibonos, Series S, 4.500%, 12/04/25	MXN	4,922,973	286,292
New South Wales Treasury Corp., Bonds, Series 22, 6.000%, 03/01/22	AUD	300,000	267,540
New Zealand Government, Bonds, Series 423, 5.500%, 04/15/23	NZD	430,000	346,796
Romanian Government International Bond, 2.875%, 05/26/28 (a)	EUR	35,000	38,331
Russian Federal Bond—OFZ, Series 6208, 7.500%, 02/27/19	RUB	6,000,000	105,438
South Africa Government Bond, Series R213, 7.000%, 02/28/31	ZAR	1,500,000	91,712
Spain Government Bond,
0.750%, 07/30/21	EUR	75,000	81,793
1.600%, 04/30/25 (a)	EUR	95,000	103,802
U.K. Gilt,
Bonds, 2.000%, 09/07/25	GBP	130,000	177,181
Bonds, 4.000%, 03/07/22	GBP	50,000	73,675
Total Foreign Government Obligations (cost $4,806,642)			4,689,615
U.S. Government and Agency Obligations—7.9%
U.S. Treasury Obligations—7.9%
U.S. Treasury Notes, 1.375%, 05/31/20 (cost $1,135,559)		1,145,000	1,137,799
Short-Term Investments—7.1%
Repurchase Agreements—4.3%[7]
Cantor Fitzgerald Securities, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $614,070 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/01/17 - 02/20/67, totaling $626,310)		614,029	614,029

		Shares
Other Investment Companies—2.8%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.65%[8]		410,569	410,569
Total Short-Term Investments (cost $1,024,598)			1,024,598
Total Investments—103.1% (cost $15,174,329)			14,831,144
Other Assets, less Liabilities—(3.1)%			(440,706)
Net Assets—100.0%			$14,390,438

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2017

	Shares	Value
Common Stocks—97.6%
Consumer Discretionary—13.9%
American Axle & Manufacturing Holdings, Inc.*	49,820	$935,620
Big Lots, Inc.[4]	21,966	1,069,305
Bojangles’, Inc.*,4	41,430	849,315
Burlington Stores, Inc.*	6,842	665,658
Canada Goose Holdings, Inc.*	25,010	399,160
Capella Education Co.	4,625	393,241
Chico’s FAS, Inc.	27,600	391,920
The Children’s Place, Inc.[4]	13,282	1,594,504
Chuy’s Holdings, Inc.*	35,960	1,071,608
Cooper-Standard Holdings, Inc.*	14,136	1,568,106
Dave & Buster’s Entertainment, Inc.*	16,707	1,020,631
Dorman Products, Inc.*	25,610	2,103,349
Express, Inc.*	25,569	232,934
Extended Stay America, Inc.	29,544	470,931
Francesca’s Holdings Corp.*	24,100	369,935
Genesco, Inc.*	1,700	94,265
G-III Apparel Group, Ltd.*,4	16,770	367,095
IMAX Corp.*	12,087	410,958
iRobot Corp.*,4	8,438	558,089
LCI Industries	10,800	1,077,840
Libbey, Inc.	45,782	667,501
Liberty Tax, Inc.[4]	31,827	453,535
Live Nation Entertainment, Inc.*	27,244	827,400
Malibu Boats, Inc., Class A*	20,700	464,715
Monro Muffler Brake, Inc.	27,390	1,427,019
MSG Networks, Inc., Class A*	6,100	142,435
Noodles & Co.*	23,996	137,977
Ollie’s Bargain Outlet Holdings, Inc.*,4	7,869	263,612
Pier 1 Imports, Inc.	84,724	606,624
Planet Fitness, Inc., Class A	36,519	703,721
Pool Corp.	3,990	476,127
Scientific Games Corp., Class A*,4	14,360	339,614
Sinclair Broadcast Group, Inc., Class A	17,534	710,127
Sonic Corp.	61,406	1,557,256
Steven Madden, Ltd.*	59,355	2,288,135
Stoneridge, Inc.*	5,000	90,700
Strayer Education, Inc.	10,373	834,923
Tailored Brands, Inc.[4]	17,508	261,569
Tenneco, Inc.	7,534	470,272

	Shares	Value
Universal Electronics, Inc.*	3,760	$257,560
Weight Watchers International, Inc.*	14,954	232,834
Total Consumer Discretionary		28,858,120
Consumer Staples—4.0%
B&G Foods, Inc.[4]	34,930	1,405,933
Calavo Growers, Inc.[4]	26,890	1,629,534
Dean Foods Co.	41,207	810,130
Inter Parfums, Inc.	42,076	1,537,878
J&J Snack Foods Corp.	8,750	1,186,150
Lancaster Colony Corp.	2,900	373,636
Medifast, Inc.	19,204	852,081
Omega Protein Corp.	16,700	334,835
Turning Point Brands, Inc.*	14,664	228,758
Total Consumer Staples		8,358,935
Energy—3.0%
Abraxas Petroleum Corp.*	68,600	138,572
Callon Petroleum Co.*	100,765	1,326,067
Forum Energy Technologies, Inc.*,4	12,291	254,424
GasLog, Ltd.[4]	45,694	701,403
Gulf Island Fabrication, Inc.	8,600	99,330
Oasis Petroleum, Inc.*	125,538	1,790,172
Pioneer Energy Services Corp.*	43,582	174,328
US Silica Holdings, Inc.	11,463	550,109
WildHorse Resource Development Corp.*	99,790	1,241,388
Total Energy		6,275,793
Financials—10.2%
CenterState Banks, Inc.	53,961	1,397,590
Chemical Financial Corp.	6,967	356,362
Columbia Banking System, Inc.	7,165	279,363
Employers Holdings, Inc.	2,400	91,080
Encore Capital Group, Inc.*	10,502	323,462
Evercore Partners, Inc., Class A	31,431	2,448,475
Glacier Bancorp, Inc.	7,258	246,264
Hamilton Lane, Inc.*	1,500	28,005
Heritage Insurance Holdings, Inc.	25,197	321,766
Home BancShares, Inc.	8,200	221,974
LegacyTexas Financial Group, Inc.	27,035	1,078,696
MB Financial, Inc.	5,796	248,185
Moelis & Co.	12,639	486,601
OM Asset Management PLC	15,300	231,336
Pinnacle Financial Partners, Inc.	32,432	2,155,106

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials—10.2% (continued)
Primerica, Inc.	20,768	$1,707,130
PrivateBancorp, Inc.	22,090	1,311,483
South State Corp.	26,017	2,324,619
Sterling Bancorp	15,645	370,786
Texas Capital Bancshares, Inc.*	19,792	1,651,642
Universal Insurance Holdings, Inc.[4]	28,972	709,814
Veritex Holdings, Inc.*	16,938	476,297
Webster Financial Corp.	10,513	526,071
Western Alliance Bancorp*	17,000	834,530
Wintrust Financial Corp.	7,507	518,884
World Acceptance Corp.*	5,490	284,272
WSFS Financial Corp.	11,998	551,308
Total Financials		21,181,101
Health Care—21.8%
ABIOMED, Inc.*	1,088	136,218
ACADIA Pharmaceuticals, Inc.*,4	4,598	158,079
Adeptus Health, Inc., Class A*	24,574	44,233
Agios Pharmaceuticals, Inc.*	2,632	153,709
Alder Biopharmaceuticals, Inc.*	1,600	33,280
Anika Therapeutics, Inc.*	7,965	346,000
BioCryst Pharmaceuticals, Inc.*	46,188	387,979
Bluebird Bio, Inc.*,4	500	45,450
Blueprint Medicines Corp.*	14,910	596,251
Cambrex Corp.*	44,080	2,426,604
Cantel Medical Corp.	15,720	1,259,172
Cardiovascular Systems, Inc.*	21,887	618,855
Celldex Therapeutics, Inc.*	87,886	317,268
Chemed Corp.	2,865	523,407
Clovis Oncology, Inc.*,4	13,183	839,362
Corcept Therapeutics, Inc.*,4	13,000	142,480
Cotiviti Holdings, Inc.*	80,526	3,352,297
Cross Country Healthcare, Inc.*	36,413	522,891
Cutera, Inc.*	16,929	350,430
Diplomat Pharmacy, Inc.*,4	19,007	303,162
Dynavax Technologies Corp.*	43,892	261,157
Eagle Pharmaceuticals, Inc.*,4	15,960	1,323,722
Exact Sciences Corp.*,4	29,551	697,995
Exelixis, Inc.*	52,043	1,127,772
FibroGen, Inc.*	1,500	36,975
Glaukos Corp.*	12,753	654,229

	Shares	Value
Global Blood Therapeutics, Inc.*,4	7,115	$262,188
Halozyme Therapeutics, Inc.*,4	4,200	54,432
HealthEquity, Inc.*	11,895	504,943
HMS Holdings Corp.*	22,200	451,326
ICON PLC*	19,010	1,515,477
ICU Medical, Inc.*	800	122,160
ImmunoGen, Inc.*	20,169	78,054
Impax Laboratories, Inc.*	89,699	1,134,692
INC Research Holdings, Inc., Class A*	8,100	371,385
Innoviva, Inc.*,4	35,779	494,824
Inogen, Inc.*	10,114	784,442
Insulet Corp.*,4	11,561	498,163
Intra-Cellular Therapies, Inc.*,4	18,851	306,329
Ironwood Pharmaceuticals, Inc.*,4	4,300	73,358
Kite Pharma, Inc.*,4	5,718	448,806
LeMaitre Vascular, Inc.	40,040	986,185
Ligand Pharmaceuticals, Inc.*,4	600	63,504
Lipocine, Inc.*	18,022	70,286
Magellan Health, Inc.*	5,500	379,775
Masimo Corp.*	6,400	596,864
Medidata Solutions, Inc.*	21,020	1,212,644
Myriad Genetics, Inc.*	2,100	40,320
Natus Medical, Inc.*	5,700	223,725
Neogen Corp.*	22,300	1,461,765
Nevro Corp.*,4	8,380	785,206
NewLink Genetics Corp.*,4	7,142	172,122
Ophthotech Corp.*,4	26,417	96,686
OraSure Technologies, Inc.*	100,075	1,293,970
PDL BioPharma, Inc.	106,678	242,159
Penumbra, Inc.*,4	9,830	820,314
Portola Pharmaceuticals, Inc.*	1,300	50,947
PRA Health Sciences, Inc.*	50,730	3,309,118
Prestige Brands Holdings, Inc.*	28,835	1,602,073
Prothena Corp. PLC*,4	1,000	55,790
Puma Biotechnology, Inc.*,4	800	29,760
Radius Health, Inc.*,4	1,000	38,650
Repligen Corp.*	56,545	1,990,384
Sage Therapeutics, Inc.*	9,640	685,115
Sarepta Therapeutics, Inc.*	1,300	38,480
Seres Therapeutics, Inc.*,4	8,714	98,207
Spark Therapeutics, Inc.*,4	7,218	385,008

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care—21.8% (continued)
Supernus Pharmaceuticals, Inc.*	95,845	$2,999,948
Synergy Pharmaceuticals, Inc.*,4	5,700	26,562
TESARO, Inc.*,4	5,992	921,989
Tetraphase Pharmaceuticals, Inc.*	15,811	145,303
Ultragenyx Pharmaceutical, Inc.*,4	1,200	81,336
Veeva Systems, Inc., Class A*	8,600	441,008
Zafgen, Inc.*	24,646	114,850
Total Health Care		45,219,609
Industrials—14.9%
Air Lease Corp.	20,807	806,271
Alamo Group, Inc.	1,300	99,047
Allison Transmission Holdings, Inc.	17,919	646,159
American Outdoor Brands Corp.*,4	13,349	264,444
Apogee Enterprises, Inc.	7,394	440,756
Applied Industrial Technologies, Inc.	7,000	432,950
Argan, Inc.	17,880	1,182,762
Beacon Roofing Supply, Inc.*	16,895	830,558
Brady Corp., Class A	6,600	255,090
The Brink’s Co.	7,600	406,220
Builders FirstSource, Inc.*	42,004	625,860
CEB, Inc.	22,630	1,778,718
Comfort Systems USA, Inc.	28,001	1,026,237
Curtiss-Wright Corp.	1,800	164,268
Deluxe Corp.	22,605	1,631,403
EMCOR Group, Inc.	6,100	383,995
EnerSys	5,000	394,700
Essendant, Inc.	9,456	143,259
Gibraltar Industries, Inc.*	7,500	309,000
The Greenbrier Cos., Inc.[4]	6,458	278,340
Hawaiian Holdings, Inc.*	20,679	960,540
Heidrick & Struggles International, Inc.	11,000	289,850
Insperity, Inc.	3,700	328,005
Interface, Inc.	46,005	876,395
Knight Transportation, Inc.	21,460	672,771
Knoll, Inc.	72,584	1,728,225
Kornit Digital, Ltd.*,4	20,524	392,008
MasTec, Inc.*	16,638	666,352
MRC Global, Inc.*	30,491	558,900
MSC Industrial Direct Co., Inc., Class A	5,094	523,459
Nordson Corp.	6,289	772,541

	Shares	Value
Ply Gem Holdings, Inc.*	28,241	$556,348
Quad/Graphics, Inc.	31,217	787,917
Quanta Services, Inc.*	21,394	793,931
Saia, Inc.*	40,285	1,784,625
SiteOne Landscape Supply, Inc.*	26,940	1,304,165
Supreme Industries, Inc., Class A	12,469	252,622
Trex Co., Inc.*	5,700	395,523
Vectrus, Inc.*	6,300	140,805
Wabash National Corp.[4]	34,700	717,943
WageWorks, Inc.*	44,704	3,232,099
West Corp.	20,962	511,892
XPO Logistics, Inc.*	10,212	489,053
Total Industrials		30,836,006
Information Technology—24.9%
2U, Inc.*,4	15,084	598,231
8x8, Inc.*	43,874	669,078
A10 Networks, Inc.*	19,300	176,595
Acacia Communications, Inc.*,4	3,943	231,139
Acxiom Corp.*	13,425	382,210
Advanced Energy Industries, Inc.*	8,600	589,616
Advanced Micro Devices, Inc.*,4	28,140	409,437
Aspen Technology, Inc.*	9,281	546,837
Barracuda Networks, Inc.*	26,201	605,505
Belden, Inc.	5,336	369,198
Blackline, Inc.*	3,851	114,606
Brightcove, Inc.*	25,787	229,504
BroadSoft, Inc.*	45,704	1,837,301
Carbonite, Inc.*	25,900	525,770
Cardtronics PLC., Class A*	8,765	409,764
Cavium, Inc.*	11,024	789,980
CEVA, Inc.*	44,141	1,567,005
ChannelAdvisor Corp.*	10,219	113,942
Ciena Corp.*	20,071	473,876
Cirrus Logic, Inc.*	14,223	863,194
Cognex Corp.	13,066	1,096,891
Coherent, Inc.*	8,689	1,786,806
CommVault Systems, Inc.*	3,528	179,222
Convergys Corp.	3,300	69,795
CPI Card Group, Inc.[4]	68,110	286,062
Ebix, Inc.[4]	3,657	223,991
Electronics For Imaging, Inc.*	5,132	250,596

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—24.9% (continued)
Ellie Mae, Inc.*	19,040	$1,909,141
ePlus, Inc.*	3,777	510,084
Extreme Networks, Inc.*	94,300	708,193
Fair Isaac Corp.	3,200	412,640
Five9, Inc.*	48,999	806,524
The Hackett Group, Inc.	61,223	1,193,236
HubSpot, Inc.*	8,307	502,989
Imperva, Inc.*	10,100	414,605
Inphi Corp.*,4	39,887	1,947,283
InterDigital, Inc.	4,700	405,610
IPG Photonics Corp.*	5,559	670,971
Itron, Inc.*	6,200	376,340
j2 Global, Inc.	16,958	1,422,946
LogMeln, Inc.	16,510	1,609,725
MACOM Technology Solutions Holdings, Inc.*	14,204	686,053
Materialise N.V., ADR*,2	12,979	118,109
MAXIMUS, Inc.	34,455	2,143,101
MaxLinear, Inc., Class A*	47,700	1,337,985
Mitek Systems, Inc.*,4	11,521	76,615
Monolithic Power Systems, Inc.	14,180	1,305,978
MuleSoft, Inc.*	13,897	338,114
Oclaro, Inc.*,4	35,959	353,117
Paycom Software, Inc.*,4	11,931	686,152
Pegasystems, Inc.	57,600	2,525,760
Plexus Corp.*	8,600	497,080
Proofpoint, Inc.*,4	13,118	975,454
Qualys, Inc.*	43,035	1,631,026
Rogers Corp.*	3,100	266,197
The Rubicon Project, Inc.*	8,440	49,712
Science Applications International Corp.	5,700	424,080
Semtech Corp.*	17,964	607,183
Shopify, Inc., Class A*,4	15,807	1,076,299
Silicon Laboratories, Inc.*	12,610	927,465
SPS Commerce, Inc.*	14,600	853,954
Stamps.com, Inc.*,4	4,135	489,377
Synaptics, Inc.*	8,417	416,726
Synchronoss Technologies, Inc.*	2,017	49,215
Syntel, Inc.	40,500	681,615
Take-Two Interactive Software, Inc.*	23,831	1,412,463
The Trade Desk, Inc., Class A*	12,413	462,384

	Shares	Value
TrueCar, Inc.*,4	10,400	$160,888
Twilio, Inc., Class A*,4	8,270	238,755
Universal Display Corp.	7,681	661,334
Varonis Systems, Inc.*	11,875	377,625
Web.com Group, Inc.*	13,528	261,090
Wix.com, Ltd.*	17,225	1,169,578
Total Information Technology		51,546,922
Materials—3.4%
AK Steel Holding Corp.*	76,926	553,098
The Chemours Co.	13,024	501,424
Cliffs Natural Resources, Inc.*	53,186	436,657
Eagle Materials, Inc.	5,334	518,145
Huntsman Corp.	28,919	709,672
Innophos Holdings, Inc.	2,400	129,528
Louisiana-Pacific Corp.*	18,300	454,206
Minerals Technologies, Inc.	8,222	629,805
Smart Sand, Inc.*,4	24,692	401,245
Trinseo, S.A.	19,647	1,318,314
United States Steel Corp.	17,958	607,160
Worthington Industries, Inc.	18,170	819,285
Total Materials		7,078,539
Real Estate—0.5%
Altisource Portfolio Solutions, S.A.*	21,775	801,320
HFF, Inc., Class A	7,200	199,224
Total Real Estate		1,000,544
Telecommunication Services—0.7%
Cogent Communications Holdings, Inc.	34,265	1,475,108
Utilities—0.3%
Ormat Technologies, Inc.	2,800	159,824
Spark Energy, Inc., Class A	12,800	408,960
Total Utilities		568,784
Total Common Stocks (cost $158,307,503)		202,399,461
Rights—0.0%#
DYAX Corp. (Health Care)*,10 (cost $0)	4,700	47

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments—11.1%
Repurchase Agreements—8.3%[7]
Cantor Fitzgerald Securities, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $4,104,608 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/01/17 - 02/20/67, totaling $4,186,419)	$4,104,331	$4,104,331
Daiwa Capital Markets America, dated 03/31/17, due 04/03/17, 0.820% total to be received $4,104,611 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 05/11/17 - 12/01/51, totaling $4,186,418)	4,104,331	4,104,331
Jefferies LLC, dated 03/31/17, due 04/03/17, 0.980% total to be received $828,372 (collateralized by various U.S. Government Agency Obligations, 3.500%, 03/01/37 - 02/01/47, totaling $844,870)	828,304	828,304
Nomura Securities International, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $4,104,608 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 04/19/17 - 02/20/67, totaling $4,186,418)	4,104,331	4,104,331

	Principal Amount	Value
State of Wisconsin Investment Board, dated 03/31/17, due 04/03/17, 0.900% total to be received $4,104,608 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19- 02/15/46, totaling $4,186,390)	$4,104,300	$4,104,300
Total Repurchase Agreements		17,245,597

	Shares
Other Investment Companies—2.8%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.65%[8]	5,704,278	5,704,279
Total Short-Term Investments (cost $22,949,876)		22,949,876
Total Investments—108.7% (cost $181,257,379)		225,349,384
Other Assets, less Liabilities—(8.7)%		(18,051,284)
Net Assets—100.0%		$207,298,100

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2017, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Managers Loomis Sayles Bond Fund	$1,931,144,026	$131,499,113	$(69,186,507)	$62,312,606
AMG Managers Global Income Opportunity Fund	15,182,142	356,288	(707,286)	(350,998)
AMG Managers Special Equity Fund	179,790,235	41,062,094	(5,963,125)	35,098,969

*	Non-income producing security.
†	Principal amount stated in U.S. dollars unless otherwise stated.
#	Less than 0.05%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2017, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Loomis Sayles Bond Fund	$349,392,876	17.5%
AMG Managers Global Income Opportunity Fund	4,296,801	29.9%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Floating Rate Security: The rate listed is as of March 31, 2017. Date in parentheses represents the security’s next coupon rate reset.
[2]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent or broker, except for AMG Managers Special Equity Fund. This security was valued using a quote from the primary exchange and management has determined this security is traded in active markets. Therefore, it has been determined that this security is valued using Level 1 pricing inputs. The market value of illiquid securities at March 31, 2017, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Loomis Sayles Bond Fund	$53,248,627	2.7%
AMG Managers Special Equity Fund	118,109	0.1%

[3]	Variable Rate Security: The rate listed is as of March 31, 2017, and is periodically reset subject to terms and conditions set forth in the debenture.
[4]	Some or all of these securities were out on loan to various brokers as of March 31, 2017, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Managers Loomis Sayles Bond Fund	$12,439,980	0.6%
AMG Managers Global Income Opportunity Fund	593,228	4.1%
AMG Managers Special Equity Fund	16,839,001	8.1%

[5]	Convertible Security: A corporate bond or preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. The market value of convertible bonds and convertible preferred stocks at March 31, 2017, amounted to the following:

Convertible Bonds Fund	Market Value	% of Net Assets
AMG Managers Loomis Sayles Bond Fund	$48,043,338	2.4%

Convertible Preferred Stock Fund	Market Value	% of Net Assets
AMG Managers Loomis Sayles Bond Fund	$13,378,763	0.7%

[6]	Represents yield to maturity at March 31, 2017.
[7]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[8]	Yield shown represents the March 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[9]	Perpetuity Bond. The date shown is the final call date.
[10]	This security is restricted and not available for re-sale. The security was received as part of a corporate action on January 22, 2016.
[11]	Security is in default. Issuer has failed to make a timely payment of either principal or either interest or has failed to comply with some provision of the bond indenture.

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Managers Loomis Sayles Bond Fund*
Australia	1.2%
Bermuda	0.9%
Brazil	0.4%
Canada	1.2%
Cayman Islands	2.5%
France	1.0%
Iceland	0.3%
India	0.0%#
Ireland	0.6%
Luxembourg	1.8%
Malaysia	0.2%
Mexico	3.9%

*	As a percentage of long-term investments as of March 31, 2017.
#	Less than 0.05%.

Country	AMG Managers Global Income Opportunity Fund*
Argentina	3.0%
Australia	2.4%
Brazil	3.5%
Canada	0.9%
Cayman Islands	1.5%
Chile	1.9%
Colombia	4.2%
Dominican Republic	0.8%
France	6.3%
Germany	0.3%
Hungary	2.2%
Iceland	1.2%
Indonesia	4.8%
Israel	0.9%
Luxembourg	1.8%
Mexico	12.4%

*	As a percentage of long-term investments as of March 31, 2017.

Country	AMG Managers Loomis Sayles Bond Fund*
Netherlands	2.1%
New Zealand	0.6%
Norway	0.3%
Saudi Arabia	0.7%
South Korea	0.1%
Spain	1.6%
United Arab Emirates	1.2%
United Kingdom	2.7%
United States	76.7%

100.0%

Country	AMG Managers Global Income Opportunity Fund*
Morocco	1.5%
Netherlands	2.9%
New Zealand	2.5%
Panama	1.1%
Peru	11.2%
Romania	0.3%
Russia	0.7%
South Africa	0.7%
South Korea	1.7%
Spain	1.3%
United Kingdom	7.3%
United States	18.5%
Venezuela	2.2%

100.0%

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ investments by the above fair value hierarchy levels as of March 31, 2017:

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG Managers Loomis Sayles Bond Fund
Investments in Securities
Asset-Backed Securities	—	$78,361,445	$16,646,114	$95,007,559
Corporate Bonds and Notes†	—	1,378,435,398	—	1,378,435,398
Foreign Government Obligations	—	155,404,388	—	155,404,388
Mortgage-Backed Securities	—	10,186,426	—	10,186,426
Municipal Bonds	—	17,343,694	—	17,343,694
U.S. Government and Agency Obligations†	—	227,607,828	—	227,607,828
Preferred Stocks††	$15,232,385	—	—	15,232,385
Short-Term Investments
Repurchase Agreements	—	12,872,143	—	12,872,143
U.S. Treasury Bills	—	49,916,400	—	49,916,400
Other Investment Companies	31,450,411	—	—	31,450,411

Total Investments in Securities	$46,682,796	$1,930,127,722	$16,646,114	$1,993,456,632

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value as of March 31, 2017:

AMG Managers Loomis Sayles Bond Fund	Asset-Backed Securities
Balance as of December 31, 2016	$18,843,935
Accrued discounts (premiums)	(1,736)
Realized gain (loss)	(15,630)
Change in unrealized appreciation (depreciation)	276,147
Purchases	—
Sales	(2,456,602)
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2017	$16,646,114
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017	$276,147

The Fund’s investment that is categorized as Level 3 was valued utilizing third-party pricing information without adjustment (broker quote). Such valuations are based on unobservable inputs. A significant change in third-party information inputs could result in a significantly lower or higher value of such Level 3 investment.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Global Income Opportunity Fund
Investments in Securities
Asset-Backed Securities	—	$76,981	—	$76,981
Corporate Bonds and Notes†	—	7,902,151	—	7,902,151
Foreign Government Obligations	—	4,689,615	—	4,689,615
U.S. Government and Agency Obligations†	—	1,137,799	—	1,137,799
Short-Term Investments
Repurchase Agreements	—	614,029	—	614,029
Other Investment Companies	$410,569	—	—	410,569

Total Investments in Securities	$410,569	$14,420,575	—	$14,831,144

Financial Derivative Instruments-Assets†††
Foreign Currency Exchange Contracts	—	$92,679	—	$92,679
Financial Derivative Instruments-Liabilities†††
Foreign Currency Exchange Contracts	—	(84,457)	—	(84,457)

Total Financial Derivative Instruments	—	$8,222	—	$8,222

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Special Equity Fund
Investments in Securities
Common Stocks††	$202,399,461	—	—	$202,399,461
Rights	—	—	$47	47
Short-Term Investments
Repurchase Agreements	—	$17,245,597	—	17,245,597
Other Investment Companies	5,704,279	—	—	5,704,279

Total Investments in Securities	$208,103,740	$17,245,597	$47	$225,349,384

At March 31, 2017, the Level 3 security are Rights received as a result of a corporate action.

†	All corporate bonds and notes and U.S. government and agency obligations; held in the Funds are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations; by major industry or agency classification, please refer to the respective Fund’s Schedule of Portfolio Investments.
††	All common stocks and preferred stocks held in the Funds are level 1 securities. For a detailed breakout of the common stocks and preferred stocks, please refer to the respective Fund’s Schedule of Portfolio Investments.
†††	Derivative instruments, such as forwards contracts are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of March 31, 2017, the Funds had no significant transfers between levels from the beginning of the reporting period.

Notes to Schedules of Portfolio Investments (continued)

At March 31, 2017, the following Fund had foreign currency contracts (in U.S. Dollars):

AMG Managers Global Income Opportunity Fund - Foreign Currency
Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Appreciation/ (Depreciation)
British Pound	Long	06/21/17	MS	$276,191	$268,203	$7,988
Euro	Long	06/21/17	UBS	2,525,471	2,507,697	17,774
Japanese Yen	Long	06/21/17	CS	2,221,384	2,158,346	63,038
New Zealand Dollar	Long	06/21/17	CS	538,640	541,764	(3,124)
Polish Zloty	Long	06/21/17	CITI	458,623	460,603	(1,980)
Autralian Dollar	Short	06/21/17	CS	443,915	447,791	(3,876)
Hungarian Forint	Short	06/21/17	CS	143,843	141,984	1,859
Indonesian Rupiah	Short	06/21/17	HSBC	230,507	231,301	(794)
Mexican Peso	Short	06/21/17	UBS	998,172	1,056,971	(58,799)
New Zealand Dollar	Short	06/21/17	CS	886,024	888,406	(2,382)
Polish Zloty	Short	06/21/17	CITI	445,587	458,623	(13,036)
South African Rand	Short	06/21/17	UBS	93,869	91,849	2,020
Swiss Franc	Short	06/21/17	ML	59,734	60,200	(466)

			Totals	$9,321,960	$9,313,738	$8,222

Notes to Schedules of Portfolio Investments (continued)

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

EMTN:	European Medium-Term Notes
FHLMC:	Federal Home Loan Mortgage Corporation
FNMA:	Federal National Mortgage Association
GMTN:	Global Medium-Term Notes
MTN:	Medium-Term Note
SAU:	Saugus

COUNTERPARTY ABBREVIATIONS:

CITI:	Citibank N.A.
CS:	Credit Suisse
HSBC:	HSBC Securities
ML:	Merrill Lynch
MS:	Morgan Stanley
UBS:	UBS Securities LLC

CURRENCY ABBREVIATIONS:

Currency Abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. Dollar:

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
COP:	Colombian Peso
EUR:	Euro
GBP:	British Pound
HUF:	Hungarian Forint
IDR:	Indonesian Rupiah
MXN:	Mexican Peso
NOK:	Norwegian Krone
NZD:	New Zealand Dollar
RUB:	Russian Ruble
ZAR:	South African Rand

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Notes to Schedules of Portfolio Investments (continued)

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1—inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts)

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3—significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

FORWARD FOREIGN CURRENCY CONTRACTS

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: May 26, 2017

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: May 26, 2017